Servicing Advance Liabilities - Additional Information (Detail) (USD $)				12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended		3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Early Advance Reimbursement Agreement [Member]	Jun. 30, 2014 Early Advance Reimbursement Agreement [Member]	Dec. 31, 2012 Early Advance Reimbursement Agreement [Member]	May 31, 2012 Receivables Loan Agreement [Member]	Dec. 31, 2013 Receivables Loan Agreement [Member]	Jun. 30, 2014 Receivables Loan Agreement [Member]	May 31, 2013 Receivables Loan Agreement [Member]	Dec. 31, 2012 Receivables Loan Agreement [Member]	Dec. 31, 2013 Revolving Credit Agreement [Member]	Jun. 30, 2014 Revolving Credit Agreement [Member]	Dec. 31, 2013 Minimum [Member] Early Advance Reimbursement Agreement [Member]	Dec. 31, 2013 Maximum [Member] Early Advance Reimbursement Agreement [Member]	Jun. 30, 2014 Servicing Advance Liabilities [Member]	Jun. 30, 2014 Servicing Advance Liabilities [Member] Early Advance Reimbursement Agreement [Member]	Jun. 30, 2014 Servicing Advance Liabilities [Member] Early Advance Reimbursement Agreement [Member]	Jun. 30, 2014 Servicing Advance Liabilities [Member] All Other Securities [Member]	Jun. 30, 2014 Servicing Advance Liabilities [Member] London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Jun. 30, 2014 Servicing Advance Liabilities [Member] London Interbank Offered Rate (LIBOR) [Member] Maximum [Member]
Short-term Debt [Line Items]
Borrowing capacity				$ 950,000,000						$ 75,000,000		$ 85,000,000				$ 1,200,000,000
Interest spread								3.25%				2.50%		2.50%	3.50%					1.25%	5.50%
Debt instrument interest rate terms				The cost of this agreement is LIBOR, plus 2.50% or 3.50%				The interest cost under the renewed agreement is LIBOR plus 3.25%				The interest rate under the agreement is LIBOR plus 2.50%
Debt instrument interest rate at period end		5.90%	10.34%					3.42%				2.67%		2.67%	3.67%
Debt instrument maturity date				Mar. 31, 2014				Jul. 31, 2015				Jun. 30, 2015				Jul. 31, 2015		Mar. 31, 2015
Outstanding balance	1,040,441,000	971,286,000	100,164,000	903,381,000	928,873,000	35,600,000		67,905,000	64,387,000		64,600,000	0	10,245,000
Servicer and protective advances pledged as collateral				$ 903,400,000				$ 81,300,000											$ 130,400,000
Debt instrument maturity period							3 years
Minimum remittance under credit agreement												80.00%
Increase in LIBOR Rate												3.75%
Notification period required for non-renewal																	120 days
Period Following Expiration, Recovered Collections Remitted																	18 months